Finance income and expense	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Finance income and expense

6	Finance income and expense

	2025 £’000	2024 £’000	2023 £’000
Finance income
Interest received on bank deposits	83	166	73
Other interest receivable	6	1	10
Gain on equity settled derivative financial liability	2,296	3,218	487
Total finance income	2,385	3,385	570

	2025 £’000	2024 £’000	2023 £’000
Finance expense
Interest expense on lease liabilities	10	19	28
Interest expense on deferred consideration	159	144	–
Other loans	60	2	13
Total finance expense	229	165	41

The gain on the equity settled derivative financial liability in 2025, 2024 and 2023 arose as a result of the movement in share price (note 19).